Risk Management Section - ING bank portfolio - Summary Forborne Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets provisions [line items]
Forborne assets	€ 10,140	€ 11,819
% of total portfolio	1.40%	1.60%
Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	€ 5,130	€ 6,162
% of total portfolio	1.80%	2.10%
Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	€ 5,010	€ 5,657
% of total portfolio	1.20%	1.30%
Performing [member]
Financial assets provisions [line items]
Forborne assets	€ 5,959	€ 5,849
Performing [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	3,100	2,776
Performing [member] | Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	2,858	3,074
Non-performing [member]
Financial assets provisions [line items]
Forborne assets	4,181	5,969
Non-performing [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	2,029	3,386
Non-performing [member] | Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	€ 2,152	€ 2,583